Consolidation Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shareholders' Equity	Non-controlling Interest	Total
Balance at Mar. 31, 2020	$ 43,810	$ 4,799,384	$ 231,424	$ 4,723,999	$ (734,028)	$ 9,064,589	$ 234,540	$ 9,299,129
Balance (in Shares) at Mar. 31, 2020	4,381,033
Common stock issued
Net income				681,051		681,051	339,710	1,020,761
Appropriation of statutory reserve			92,396	(92,396)
Foreign currency translation loss					455,848	455,848	32,686	488,534
Balance at Mar. 31, 2021	$ 43,810	4,799,384	323,820	5,312,654	(278,180)	10,201,488	606,936	10,808,424
Balance (in Shares) at Mar. 31, 2021	4,381,033
Common stock issued	$ 591	(591)
Common stock issued (in Shares)	59,052
Net income				743,006		743,006	159,525	902,531
Appropriation of statutory reserve			333,509	(333,509)
Foreign currency translation loss					276,990	276,990	22,195	299,185
Balance at Mar. 31, 2022	$ 44,401	4,798,793	657,329	5,722,151	(1,190)	11,221,484	788,656	12,010,140
Balance (in Shares) at Mar. 31, 2022	4,440,085
Increase ownership of a subsidiary		325,148				325,148	(224,761)	100,387
Net income				905,892		905,892	766,551	1,672,443
Appropriation of statutory reserve			210,201	(210,201)
Foreign currency translation loss					(751,201)	(751,201)	(1,786)	(752,987)
Balance at Mar. 31, 2023	$ 44,401	$ 5,123,941	$ 867,530	$ 6,417,842	$ (752,391)	$ 11,701,323	$ 1,328,660	$ 13,029,983
Balance (in Shares) at Mar. 31, 2023	4,440,085